CAPITAL STOCK - Outstanding and Exercisable Stock Option (Detail) - $ / shares	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	7,324,081	7,429,262	9,056,493	10,444,660
Oustanding Stock Options, Weighted-average Remaining Contractual Life	5 years 11 months 12 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 67.01
Exercisable Stock Options, Options (in shares)	5,146,400	5,310,381	5,515,617
Exercisable Stock Options, Weighted-average Remaining Contractual Life	4 years 7 months 24 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 59.81
$35.00 and below
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	495,698
Oustanding Stock Options, Weighted-average Remaining Contractual Life	2 years 1 month 10 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 30.78
Exercisable Stock Options, Options (in shares)	495,698
Exercisable Stock Options, Weighted-average Remaining Contractual Life	2 years 1 month 10 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 30.78
$35.01 - 50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	260,943
Oustanding Stock Options, Weighted-average Remaining Contractual Life	4 years 1 month 2 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 48.60
Exercisable Stock Options, Options (in shares)	260,943
Exercisable Stock Options, Weighted-average Remaining Contractual Life	4 years 1 month 2 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 48.60
$50.01 - higher
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	6,567,440
Oustanding Stock Options, Weighted-average Remaining Contractual Life	6 years 3 months 26 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 70.48
Exercisable Stock Options, Options (in shares)	4,389,759
Exercisable Stock Options, Weighted-average Remaining Contractual Life	4 years 11 months 19 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 63.75
Restricted Share Units & Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 8 months 12 days